UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2004
Check here if Amendment []; Amendment Number:
This Amendment (Check only one.): [] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Muhlenkamp & Company
Address: 3000 Stonewood Drive, Suite 310
Wexford, PA 15090

Form 13F File Number: 28-03447

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Jack Kunkle
Title:   Analyst
Phone: 724-935-5520, Ext: 116

/s/ Jack Kunkle
August 4, 2004

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 84
Form 13F Information Table Value Total: 1,466,470
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ------
A T M I Inc.                   COM              00207R101     9582 350850.000SH      SOLE                        350850.000
Allstate Insurance Grp.        COM              020002101    16863 362245.000SH      SOLE                        362245.000
Altria Group Inc               COM              02209S103    32114 641636.000SH      SOLE                        641636.000
American Woodmark Corp         COM              030506109    21673 362124.992SH      SOLE                        362124.992
Anadarko Petroleum Corp.       COM              032511107    11880 202735.000SH      SOLE                        202735.000
Atmel Corp                     COM              049513104     6723 1135600.000SH     SOLE                        1135600.000
Beazer Homes Inc.              COM              07556Q105    31757 316590.769SH      SOLE                        316590.769
Berkshire Hathaway CL A        COM              084670108      267    3.000 SH       SOLE                             3.000
Black & Decker Corp            COM              091797100    50388 811005.000SH      SOLE                        811005.000
CAVCO INDS INC DEL COM         COM              149568107     1363 34342.000SH       SOLE                         34342.000
Calpine Corp.                  COM              131347106    13037 3017897.000SH     SOLE                        3017897.000
Capital One Financial Corp.    COM              14040H105    50915 744590.000SH      SOLE                        744590.000
Cemex S A Ssponsor ADR New Rep COM              151290889    32611 1120655.221SH     SOLE                        1120655.221
Cendant                        COM              151313103    50773 2074051.000SH     SOLE                        2074051.000
Centex Corp                    COM              152312104    72846 1592255.000SH     SOLE                        1592255.000
Citigroup Inc.                 COM              172967101    42356 910881.031SH      SOLE                        910881.031
ConocoPhillips                 COM              20825C104    11690 153231.000SH      SOLE                        153231.000
Countrywide Financial Corp.    COM              222372104    84590 1204128.164SH     SOLE                        1204128.164
Cytyc Corp Com                 COM              232946103     2545 100300.000SH      SOLE                        100300.000
D&K Healthcare                 COM              232861104     6516 543000.000SH      SOLE                        543000.000
DEVON ENERGY CORP NEW COM      COM              25179M103    28121 426079.564SH      SOLE                        426079.564
Dell Inc.                      COM              24702R101      201 5607.000 SH       SOLE                          5607.000
Dynamic Oil & Gas Inc.         COM              267906105     1119 306500.000SH      SOLE                        306500.000
Dynegy Inc.                    COM              26816Q101     2215 520000.000SH      SOLE                        520000.000
Eagle Materials Inc Cl B       COM              26969P207     7821 112940.000SH      SOLE                        112940.000
El Paso Corporation            COM              28336l109     8705 1104714.000SH     SOLE                        1104714.000
EnPro Industries Inc.          COM              29355X107     2987 130000.000SH      SOLE                        130000.000
Ethan Allen Interiors Inc      COM              297602104     1077 30000.000SH       SOLE                         30000.000
Exelon Corp.                   COM              30161N101     6932 208220.000SH      SOLE                        208220.000
Fannie Mae                     COM              313586109    49027 687042.000SH      SOLE                        687042.000
Fidelity National Financial    COM              316326107    71916 1925972.000SH     SOLE                        1925972.000
Furniture Brands Intl. Inc.    COM              360921100      251 10000.000SH       SOLE                         10000.000
Gabelli Asset Management       COM              36239Y102     5307 124860.000SH      SOLE                        124860.000
General Cable Corp             COM              369300108     1077 126000.000SH      SOLE                        126000.000
General Electric               COM              369604103     1002 30933.000SH       SOLE                         30933.000
Graco Inc.                     COM              384109104     6857 220836.000SH      SOLE                        220836.000
Harley Davidson Inc.           COM              412822108    13961 225396.000SH      SOLE                        225396.000
Houston Exploration            COM              442120101    16513 318530.000SH      SOLE                        318530.000
Intel Corp                     COM              458140100      709 25704.000SH       SOLE                         25704.000
International Business Machine COM              459200101    13334 151265.291SH      SOLE                        151265.291
Johnson & Johnson              COM              478160104    40461 726418.000SH      SOLE                        726418.000
LEAR CORP COM                  COM              521865105    24359 412930.000SH      SOLE                        412930.000
LENNAR CORP CL A               COM              526057104     1734 38775.000SH       SOLE                         38775.000
Lamson & Sessions              COM              513696104     4326 538000.000SH      SOLE                        538000.000
MARSHALL EDWARDS INC COM       COM              572322303      385 51790.000SH       SOLE                         51790.000
Masco Corp                     COM              574599106    12254 393005.000SH      SOLE                        393005.000
Mastec Inc.                    COM              576323109     3976 732230.000SH      SOLE                        732230.000
Meritage Corp.                 COM              59001A102    37601 546530.000SH      SOLE                        546530.000
Merrill Lynch                  COM              590188108    26357 488280.000SH      SOLE                        488280.000
Metris Companies               COM              591598107     1130 130000.000SH      SOLE                        130000.000
Mohawk Industries, Inc.        COM              608190104    37231 507714.000SH      SOLE                        507714.000
Monaco Coach                   COM              60886R103     6111 216950.000SH      SOLE                        216950.000
Morgan Stanley                 COM              617446448     8935 169320.000SH      SOLE                        169320.000
NOVAGOLD RES INC COM NEW       COM              66987E206      863 184700.000SH      SOLE                        184700.000
NVR Inc.                       COM              62944T105    64118 132420.000SH      SOLE                        132420.000
Nabors Industries LTD New (Ber COM              G6359F103    35204 778505.000SH      SOLE                        778505.000
National RV Holdings           COM              637277104     4383 297136.000SH      SOLE                        297136.000
Novogen LTD                    COM              67010F103     1510 81350.000SH       SOLE                         81350.000
Opsware Inc.                   COM              68383A101     1251 158000.000SH      SOLE                        158000.000
Orthodontic Centers of America COM              68750P103     6658 812960.000SH      SOLE                        812960.000
PPL CORP COM                   COM              69351T106    13770 300000.000SH      SOLE                        300000.000
Patterson Energy Inc.          COM              703481101    35253 1055160.000SH     SOLE                        1055160.000
Photon Dynamics Inc.           COM              719364101     9616 274200.000SH      SOLE                        274200.000
Polaris Industries, Inc.       COM              731068102    26932 561090.000SH      SOLE                        561090.000
Pulte Homes, Inc.              COM              745867101    16797 322830.000SH      SOLE                        322830.000
R G Barry Corp                 COM              068798107      525 322200.000SH      SOLE                        322200.000
Rush Enterprises CLA           COM              781846209     3232 248605.000SH      SOLE                        248605.000
Rush Enterprises CLB           COM              781846308     3668 283005.000SH      SOLE                        283005.000
Sovereign Bancorp Inc.         COM              845905108      663 30000.000SH       SOLE                         30000.000
St. Paul Travelers Companies,  COM              792860108    18100 446461.000SH      SOLE                        446461.000
Stanley Furniture Inc New      COM              854305208    18222 432735.000SH      SOLE                        432735.000
Supervalu Inc.                 COM              868536103     5571 182000.000SH      SOLE                        182000.000
Telefonos De Mexico            COM              879403780     1224 36790.000SH       SOLE                         36790.000
Terex Corp Del                 COM              880779103     4435 129950.000SH      SOLE                        129950.000
Texas Industries Inc.          COM              882491103     9701 235625.451SH      SOLE                        235625.451
Thor Industries Inc.           COM              885160101    22666 677400.000SH      SOLE                        677400.000
Toll Brothers Inc.             COM              889478103     3301 78000.000SH       SOLE                         78000.000
Tyco International LTD         COM              902124106    51028 1539770.000SH     SOLE                        1539770.000
UTStarcom, Inc.                COM              918076100    22326 738065.000SH      SOLE                        738065.000
United Technologies Corp.      COM              913017109      207 2265.000 SH       SOLE                          2265.000
UnitedHealth Group Inc.        COM              91324P102     8442 135610.000SH      SOLE                        135610.000
Washington Mutual Inc.         COM              939322103    23002 595292.000SH      SOLE                        595292.000
Whirlpool Corp                 COM              963320106    22477 327655.000SH      SOLE                        327655.000
Winnebago Inds. Inc.           COM              974637100    36846 988360.000SH      SOLE                        988360.000